Premises and Equipment [Text Block] (Tables)	12 Months Ended
Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment [Table Text Block]

	2017	2018
	(in millions)
Land	¥385,961	¥370,669
Buildings	750,232	739,665
Equipment and furniture	650,120	659,699
Leasehold improvements	303,130	311,645
Construction in progress	46,375	119,195

Total	2,135,818	2,200,873
Less accumulated depreciation	1,141,547	1,187,285

Premises and equipment-net	¥994,271	¥1,013,588